April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	$2,360	$ 1,368,800
New Jersey — 138.8%
Corporate — 8.5%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,732,538
Series B, AMT, 5.63%, 11/15/30	6,900	6,910,122
New Jersey Economic Development Authority, RB
AMT, 4.00%, 08/01/59	1,000	853,812
AMT, 5.00%, 08/01/59	4,440	4,478,912
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,867,188
3.50%, 04/01/42	3,030	2,793,760
AMT, 3.00%, 08/01/41	19,020	16,336,042
AMT, 3.00%, 08/01/43	23,960	19,697,298
		56,669,672
County/City/Special District/School District — 13.0%
Casino Reinvestment Development Authority, Inc., RB
Series B, (PSF), 5.00%, 11/01/43	680	726,570
Series B, (AGM), 5.00%, 11/01/44	755	799,918
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (GNMA), 5.00%, 11/01/41	1,000	1,082,685
Series A, (GNMA), 5.00%, 11/01/42	395	424,936
City of Bayonne New Jersey, Refunding GO, (GNMA), 5.00%, 07/01/26(c)	2,425	2,434,420
City of Newark New Jersey, GOL, (FHLMC, FNMA, GNMA), 4.50%, 03/15/36	3,165	3,172,441
Clifton Board of Education, GO
2.00%, 08/15/41	6,150	4,445,013
2.25%, 08/15/46	6,150	4,056,075
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,362,274
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,071,275
Essex County Improvement Authority, Refunding RB
(HUD SECT 8), 5.50%, 10/01/27	250	260,507
(FHLMC, FNMA, GNMA), 5.50%, 10/01/29	8,505	9,345,385
Ewing Township Board of Education, GO
4.00%, 07/15/38	2,660	2,671,732
4.00%, 07/15/39	2,320	2,328,523
Hopewell Valley Regional School District, GO, 4.00%, 02/01/44	3,155	3,170,638
Hudson County Improvement Authority, RB
5.00%, 05/01/46	4,000	4,002,981
Series A-1, (Remove), 0.00%, 12/15/32(d)	1,000	784,638
New Jersey Economic Development Authority, RB
Series A, (NPFGC GTD), 5.25%, 07/01/26(e)	1,415	1,420,623
Series B, 6.50%, 04/01/31	2,555	2,563,466
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,832	1,883,004
Security	Par (000)	Value
County/City/Special District/School District (continued)
Newark Board of Education, Refunding GO, Sustainability Bonds, (HUD SECT 8), 3.00%, 07/15/42	$1,500	$ 1,252,145
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	810	885,840
Union County Utilities Authority, Refunding RB, Series A, AMT, (AGM), 5.25%, 12/01/31	34,835	34,897,575
		87,042,664
Education — 21.6%
Atlantic County Improvement Authority, RB, Series A, (PSF), 4.00%, 07/01/46	2,250	2,161,103
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	780	803,688
Gloucester County Improvement Authority, RB
(AGM), 5.00%, 07/01/49	6,400	6,626,453
(AGM), 5.00%, 07/01/54	7,450	7,663,916
Gloucester County Improvement Authority, Refunding RB
5.00%, 07/01/43	1,725	1,887,442
5.00%, 07/01/44	725	786,554
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	11,140	11,601,799
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	140	140,508
Series A, 5.13%, 11/01/29(b)	120	121,139
Series A, 5.00%, 01/01/35	2,000	2,002,856
Series A, 5.25%, 07/01/37(b)	1,030	1,030,104
Series A, 5.00%, 07/01/38	350	351,558
Series A, 6.25%, 11/01/38(b)	440	452,935
Series A, 5.38%, 07/01/47(b)	1,685	1,554,956
Series A, 5.00%, 12/01/48	4,475	4,484,467
Series A, 5.00%, 06/15/49(b)	1,700	1,623,948
Series A, 5.00%, 01/01/50	1,235	1,150,294
Series A, 6.50%, 11/01/52(b)	2,490	2,544,134
Series A, 5.25%, 11/01/54(b)	4,040	3,489,108
New Jersey Economic Development Authority, Refunding RB
(Remove), 5.00%, 06/01/37	6,270	6,368,497
(NPFGC GTD), 5.00%, 06/01/42	810	819,300
Series A, 4.25%, 09/01/27(b)	110	110,374
Series A, 5.63%, 08/01/34(b)	580	580,181
Series A, 5.00%, 09/01/37(b)	805	810,420
Series A, 5.88%, 08/01/44(b)	1,070	1,070,276
Series A, 6.00%, 08/01/49(b)	555	555,063
Series A, 5.13%, 09/01/52(b)	3,200	3,074,987
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	30,470	32,426,079
Series C, (AGM), 3.25%, 07/01/49	1,060	860,815
New Jersey Educational Facilities Authority, Refunding RB
Series A, 4.00%, 07/01/47	2,100	1,903,197
Series D, 5.00%, 07/01/38	1,000	1,000,512
Series D, 5.00%, 07/01/43	600	600,055
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	1,360	1,314,933
Series B, AMT, 4.25%, 12/01/45	3,845	3,831,520
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,759,233

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series C, AMT, Subordinate, 5.00%, 12/01/53	$985	$ 935,142
Series C, AMT, Subordinate, 5.25%, 12/01/54	1,825	1,824,302
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	5,550	5,606,001
Series B, AMT, 3.00%, 12/01/32	4,635	4,531,341
Series B, AMT, 4.00%, 12/01/41	2,270	2,242,606
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,497,527
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	18,196,705
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	700	660,699
Series A, 5.00%, 01/01/60	500	459,489
		144,516,216
Health — 12.0%
Middlesex County Improvement Authority, RB, (Remove), 5.50%, 09/01/30	335	335,716
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,259,735
5.00%, 01/01/39	1,980	2,008,489
5.00%, 01/01/49	5,500	5,312,827
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,024,757
2.38%, 07/01/46	3,735	2,489,200
4.00%, 07/01/47	5,555	5,154,180
3.00%, 07/01/49	3,650	2,756,627
3.00%, 07/01/51	18,100	13,423,825
4.00%, 07/01/51	10,000	9,292,031
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,840,867
5.00%, 07/01/29	715	720,268
5.00%, 07/01/34	2,190	2,196,868
4.00%, 07/01/41	3,000	2,950,843
Series A, 4.00%, 07/01/43	3,500	3,481,061
Series A, 5.00%, 07/01/43	8,600	8,611,762
Series A, 5.25%, 07/01/49	1,840	1,962,717
Series A, 4.13%, 07/01/54	4,120	3,829,541
Series A, 5.25%, 07/01/54	8,910	9,354,271
		80,005,585
Housing — 6.5%
New Jersey Housing & Mortgage Finance Agency, RB
5.25%, 12/20/65	2,053	2,211,413
Series A, (NPFGC), 5.00%, 05/01/27	425	426,816
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (AGM), 4.55%, 05/01/41	1,560	1,604,758
Series D-1, (NPFGC), 5.05%, 09/01/67	1,525	1,546,349
Series A, Sustainability Bonds, (AGM), 4.50%, 05/01/50	470	464,769
Series A, Sustainability Bonds, 4.90%, 11/01/50	4,580	4,632,584
Series A, Sustainability Bonds, 4.95%, 11/01/55	2,170	2,186,779
Series D-1, Sustainability Bonds, (BAM), 5.10%, 11/01/45	4,010	4,163,277
Series D-1, Sustainability Bonds, (BAM), 5.20%, 11/01/55	6,000	6,143,643
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing (continued)
Series E-1, Sustainability Bonds, (AGM), 4.50%, 05/01/50	$750	$ 747,067
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,286,772
Series K, Sustainability Bonds, 4.70%, 10/01/50	2,180	2,180,536
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (Remove), 2.45%, 11/01/45	860	608,940
Series A, 4.00%, 11/01/48	675	628,841
Series A, (NPFGC GTD), 2.55%, 11/01/50	780	529,019
Series A, 4.10%, 11/01/53	400	356,426
Series D, AMT, 4.25%, 11/01/37	2,940	2,940,061
Series D, AMT, 4.35%, 11/01/42	1,000	977,037
Series A, Sustainability Bonds, (AMBAC), 2.65%, 11/01/46	1,150	825,404
Series A, Sustainability Bonds, (AGM), 2.70%, 11/01/51	1,150	783,051
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, 3.75%, 10/01/35	5,295	5,295,634
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,003,436
		43,542,612
State — 44.7%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	11,365	11,893,838
Series B, (PSF), 0.00%, 11/01/26(d)	6,000	5,903,175
Series B, (AGM), 0.00%, 11/01/27(d)	4,000	3,811,761
Series B, (BAM SAW), 0.00%, 11/01/28(d)	4,540	4,186,235
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	10,690	11,019,949
4.00%, 11/01/44	4,715	4,525,245
4.00%, 06/15/49	5,310	4,908,116
5.00%, 06/15/49	2,700	2,749,826
Class A, 5.25%, 11/01/47	11,300	11,904,454
Class A, 5.00%, 11/01/52	6,000	6,144,197
Series A, (Remove), 5.25%, 07/01/26	6,085	6,105,497
Series A, 5.00%, 06/15/42	2,000	2,044,073
Series B, 5.00%, 06/15/35	3,750	3,929,241
Series B, 5.00%, 06/15/43	3,470	3,577,102
Series EEE, 5.00%, 06/15/48	2,850	2,897,306
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,903,196
Series N-1, (Remove), 5.50%, 09/01/27	1,000	1,034,966
Sub-Series A, 4.00%, 07/01/32	5,000	5,020,886
Sub-Series A, 5.00%, 07/01/33	5,050	5,126,219
Sub-Series A, 4.00%, 07/01/34	9,420	9,438,935
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	4,545	4,771,018
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	785	840,283
5.25%, 06/15/46	385	407,761
4.50%, 06/15/49	2,985	2,954,677
Series AA, 5.25%, 06/15/34	1,305	1,306,812
Series AA, 4.00%, 06/15/36	2,565	2,593,726
Series AA, 5.25%, 06/15/41	5,000	5,004,804
Series AA, 4.00%, 06/15/45	13,625	12,954,243
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.00%, 06/15/45	$5,000	$ 5,184,825
Series AA, 4.00%, 06/15/50	10,535	9,610,708
Series AA, 5.00%, 06/15/50	1,000	1,037,793
Series AA, 5.25%, 06/15/50	4,445	4,693,592
Series AA, 5.00%, 06/15/55	3,500	3,598,686
Series BB, 4.00%, 06/15/44	5,100	4,925,108
Series BB, 4.00%, 06/15/50	9,100	8,363,819
Series BB, 5.25%, 06/15/50	19,575	20,569,259
Series C, (NPFGC), 0.00%, 12/15/32(d)	14,050	11,388,912
Series C, (AGM), 0.00%, 12/15/35(d)	8,300	5,931,931
Series C, (AGM), 0.00%, 12/15/36(d)	7,210	4,928,150
Series CC, 5.25%, 06/15/55	15,190	15,907,336
Series S, 5.00%, 06/15/33	2,450	2,570,185
Series S, Class BB, 5.00%, 06/15/36	3,750	4,077,940
Series S, Class BB, 4.00%, 06/15/37	1,550	1,559,931
Series S, Class BB, 4.00%, 06/15/40	6,000	5,922,565
Series S, Class BB, 4.00%, 06/15/50	8,290	7,562,674
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	6,000	4,288,143
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	3,630	3,595,691
Series A, 4.00%, 06/15/36	3,695	3,740,460
Series A, 5.25%, 06/15/41	4,000	4,388,246
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,166,869
Series B, AMT, 5.00%, 01/01/42	12,870	13,009,423
State of New Jersey, GO, 5.00%, 06/01/38	5,085	5,455,234
		298,435,021
Tobacco — 6.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,843,442
Series A, 5.00%, 06/01/46	7,465	7,395,603
Sub-Series B, 5.00%, 06/01/46	24,040	23,371,118
Series A, AMT, Intermediate Lien, 5.25%, 06/01/46	6,500	6,512,511
		42,122,674
Transportation — 20.4%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	2,795	2,931,443
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,016,773
AMT, 5.13%, 01/01/34	2,290	2,293,996
AMT, 5.38%, 01/01/43	23,510	23,536,362
AMT, 5.63%, 01/01/52	1,000	1,000,789
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,308,413
AMT, 5.00%, 10/01/47	7,015	7,019,272
New Jersey Transportation Trust Fund Authority, RB
4.50%, 12/15/28(c)	1,615	1,698,824
Series A, 5.00%, 06/15/30	4,250	4,261,134
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,532,859
Series A, 4.00%, 01/01/42	4,000	3,995,794
Series A, 5.25%, 01/01/50	19,685	21,172,881
Series A, 4.00%, 01/01/51	11,790	11,198,793
Security	Par (000)	Value
Transportation (continued)
New Jersey Turnpike Authority, RB (continued)
Series B, 5.25%, 01/01/52	$11,705	$ 12,330,910
New Jersey Turnpike Authority, Refunding RB
Series A, (HUD SECT 8), 5.25%, 01/01/29	4,000	4,287,440
Series A, (FHLMC, FNMA, GNMA), 5.25%, 01/01/29	500	535,930
Series A, (HUD SECT 8), 5.25%, 01/01/30	4,000	4,378,917
Series A, 4.00%, 01/01/39	7,175	7,295,736
Series C, 5.00%, 01/01/45	3,500	3,759,604
South Jersey Transportation Authority, RB
5.25%, 11/01/52	6,000	6,224,323
(BAM), 5.25%, 11/01/52	700	729,365
Series A, (SAW), 4.00%, 11/01/50	4,260	3,923,626
Series A, Subordinate, (BHAC-CR AGM), 4.00%, 11/01/50	2,000	1,842,078
		136,275,262
Utilities — 5.8%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (HUD SECT 8), 3.00%, 12/01/40	2,060	1,786,338
Series J, (HUD SECT 8), 3.00%, 12/01/41	2,110	1,801,727
Series J, (HUD SECT 8), 3.00%, 12/01/42	2,155	1,811,603
Series J, (FNMA), 3.00%, 12/01/43	2,205	1,817,824
Series J, (GNMA), 3.00%, 12/01/44	2,255	1,818,721
Series J, (AGM), 3.00%, 12/01/45	2,305	1,814,310
Rahway Valley Sewerage Authority, RB(d)
Series A, (AGM), 0.00%, 09/01/26	4,100	4,057,633
Series A, (AMBAC), 0.00%, 09/01/28	6,600	6,148,869
Series A, (AMBAC), 0.00%, 09/01/29	9,650	8,704,078
Series A, (AGM), 0.00%, 09/01/31	6,000	5,038,070
Series A, (AGM), 0.00%, 09/01/33	5,000	3,874,074
		38,673,247
Total Municipal Bonds in New Jersey		927,282,953
New York — 9.4%
County/City/Special District/School District — 0.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	3,500	3,585,083
State — 1.2%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	8,030	8,355,579
Transportation — 7.7%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,009,921
AMT, 5.00%, 11/01/30	2,000	2,135,588
AMT, 5.00%, 11/01/33	1,030	1,092,008
AMT, 4.00%, 11/01/37	1,715	1,699,619
AMT, 4.00%, 09/01/38	1,085	1,066,393
Series 218, AMT, 5.00%, 11/01/32	3,105	3,302,013
Series 218, AMT, 4.00%, 11/01/47	835	758,615
Series 221, AMT, 4.00%, 07/15/40	1,500	1,462,949
Series 221, AMT, 4.00%, 07/15/45	1,975	1,852,732
Series 221, AMT, 4.00%, 07/15/50	4,415	3,933,592
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	11,395	11,635,364
Series 206, AMT, 5.00%, 11/15/47	1,500	1,512,872
Series 223, AMT, 4.00%, 07/15/41	2,530	2,457,297

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 238, AMT, 5.00%, 07/15/39	$1,670	$ 1,811,410
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/53	10,205	10,435,310
		51,165,683
Total Municipal Bonds in New York		63,106,345
Pennsylvania — 0.4%
Transportation — 0.4%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,460	2,496,329
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,336	1,273,783
Series A-1, Restructured, 5.00%, 07/01/58	18,536	18,004,109
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,768,517
Series A-2, Restructured, 4.33%, 07/01/40	2,264	2,238,351
Series B-1, Restructured, 4.75%, 07/01/53	333	317,492
Series B-2, Restructured, 4.78%, 07/01/58	618	588,762
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	11,521	4,106,586
Total Municipal Bonds in Puerto Rico		29,297,600
Wisconsin — 1.2%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	785	715,315
Transportation — 1.1%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	3,600	3,718,853
Series A, AMT, Senior Lien, 5.75%, 07/01/49	3,500	3,623,505
		7,342,358
Total Municipal Bonds in Wisconsin		8,057,673
Total Municipal Bonds — 154.4% (Cost: $1,036,923,213)		1,031,609,700
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New Jersey — 2.9%
Housing — 1.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	7,816	8,053,558
Utilities — 1.7%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,691,199
Total Municipal Bonds in New Jersey		19,744,757
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.9% (Cost: $19,501,829)		19,744,757

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(h)	19,644	$ 34,377
Total Warrants — 0.0% (Cost: $ — )		34,377
Total Long-Term Investments — 157.3% (Cost: $1,056,425,042)		1,051,388,834
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(i)(j)	31,901,667	31,904,857
Total Short-Term Securities — 4.8% (Cost: $31,904,707)		31,904,857
Total Investments — 162.1% (Cost: $1,088,329,749)		1,083,293,691
Other Assets Less Liabilities — 2.0%		13,309,147
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.8)%		(11,774,178)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.3)%		(416,508,140)
Net Assets Applicable to Common Shares — 100.0%		$ 668,320,520

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 22,323,845	$ 9,581,012 (a)	$ —	$ —	$ —	$ 31,904,857	31,901,667	$ 363,552	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,031,609,700	$ —	$ 1,031,609,700
Municipal Bonds Transferred to Tender Option Bond Trusts	—	19,744,757	—	19,744,757
Warrants	—	—	34,377	34,377
Short-Term Securities
Money Market Funds	31,904,857	—	—	31,904,857
	$31,904,857	$1,051,354,457	$34,377	$1,083,293,691
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(11,706,105)	$—	$(11,706,105)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)
	$—	$(428,806,105)	$—	$(428,806,105)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Schedule of Investments